Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 6,462,376	$ 6,055,126	$ 5,396,175
Cruise operating expense
Payroll and related	924,157	881,606	803,632
Fuel	409,602	392,685	361,032
Total cruise operating expense	3,663,261	3,377,076	3,063,644
Other operating expense
Marketing, general and administrative	972,214	893,067	771,122
Depreciation and amortization	646,188	561,060	509,957
Total other operating expense	1,618,402	1,454,127	1,281,079
Operating income	1,180,713	1,223,923	1,051,452
Non-operating income (expense)
Interest expense, net	(272,867)	(270,404)	(267,782)
Other income (expense), net	6,155	20,653	(10,401)
Total non-operating income (expense)	(266,712)	(249,751)	(278,183)
Net income before income taxes	914,001	974,172	773,269
Income tax benefit (expense)	27,205	(7,982)	(14,474)
Net income	941,206	966,190	758,795
Commissions transportation and other
Cruise operating expense
Total cruise operating expense	1,120,886	998,948	894,406
Passenger ticket
Revenue
Total revenue	4,517,393	4,259,815	3,750,030
Onboard and other
Revenue
Total revenue	1,944,983	1,795,311	1,646,145
Cruise operating expense
Total cruise operating expense	394,673	348,656	319,293
Food
Cruise operating expense
Total cruise operating expense	222,602	216,031	198,357
Other
Cruise operating expense
Total cruise operating expense	$ 591,341	$ 539,150	$ 486,924